Statement of Changes in Stockholders' Equity - 3 months ended Aug. 31, 2016 - USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at May. 19, 2016
Balance, shares at May. 19, 2016
Common shares issued to founders at $0.001 per share	$ 22,000			22,000
Common shares issued to founders at $0.001 per share, shares	22,000,000
Common stock issued for services at $0.01 per share	$ 250	2,250		2,500
Common stock issued for services at $0.01 per share, shares	250,000
Common stock issued upon conversion of convertible notes and accrued interest at $1.00 per share	$ 243	242,888		243,131
Common stock issued upon conversion of convertible notes and accrued interest at $1.00 per share, shares	243,131
Sale of common stock and warrants at $1.00 per share	$ 10	9,990		10,000
Sale of common stock and warrants at $1.00 per share, shares	10,000
Net loss			(101,254)	(101,254)
Balance at Aug. 31, 2016	$ 22,503	$ 255,128	$ (101,254)	$ 176,377
Balance, shares at Aug. 31, 2016	22,503,131